IFRS16 LEASES (Tables) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2019	Jan. 01, 2019
Disclosure of leases [Abstract]
Lease liabilities		€ (397)
Reconciliation of Operating Lease Liability Position
The following tables summarise the reconciliation of our opening lease liability position under IFRS 16:

Operating lease commitments disclosed as at 31 December 2018 (undiscounted)	Total
€ million
Within one year	94
After one year but not more than five years	169
More than five years	37
Total minimum lease payments	300

Disclosure of Operating Lease Liabilities and Right of Use Assets

The recognised right of use assets within Property, Plant and Equipment, and related lease liability amounts recognised as at the adoption date relate to the following asset types:

Right of Use Asset category	Lease Liability	Right of Use Asset
	€ million	€ million
Buildings	212	208
Furniture and office equipment	35	35
Machinery and equipment	5	5
Vehicles	145	145
Total	397	393

Total
€ million
Total minimum lease payments (discounted)	290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Add: finance lease liabilities recognised as at 31 December 2018	75
Total lease liability recognised as at 1 January 2019	397
Of which are:
Current lease liabilities	147
Non-current lease liabilities	250